7. COMMON SHARES (Details)	12 Months Ended
Jun. 30, 2021 $ / shares
Expected life	2 years
Expected dividend rate	0.00%
Minimum
Stock price	$ .85
Risk-free interest rate	0.13%
Expected volatility	102.03%
Maximum
Stock price	$ .25
Risk-free interest rate	0.17%
Expected volatility	206.63%